Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Goodwill And Intangible Assets Tables [Line Items]
Discount and growth rates

Discount and growth rates
Discount rates Growth rates
In % 31.12.24 31.12.23 31.12.24 31.12.23
Global Wealth Management Americas 9.5 9.5 3.8 3.8
Global Wealth Management Switzerland and International 9.5 9.5 3.7 3.4
Asset Management 9.0 9.0 3.3 3.3
Personal & Corporate Banking 7.5 2.5

Goodwill and intangible assets

USD m Goodwill
Intangible
assets
1
2024 2023
Historical cost
Balance at the beginning of the year 6,043 1,602 7,645 7,641
Balance recognized upon the merger of UBS AG and Credit Suisse

AG
2
505 386 891
Additions 0 0 0 6
Disposals
3
0 (1) (1) (40)
Reclassifications
4
0 (384) (384) 0
Foreign currency translation (52) (61) (113) 38
Balance at the end of the year 6,496 1,544 8,039 7,645
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,379 1,379 1,374
Balance recognized upon the merger of UBS AG and Credit Suisse

AG
2
72 72
Amortization 0 44 44 26
Impairment / (reversal of impairment) 0 1 1 0
Disposals 3 0 0 0 (30)
Reclassifications
4
0 (96) (96) 0
Foreign currency translation 0 (23) (23) 9
Balance at the end of the year 0 1,378 1,378 1,379
Net book value at the end of the year 6,496 165 6,661 6,265
of which: Global Wealth Management Americas 3,706 28 3,734 3,748
of which: Global Wealth Management Switzerland and International 1,158 38 1,196 1,233
of which: Personal & Corporate Banking 505 0 505 0
of which: Asset Management 1,127 0 1,127 1,149
of which: Investment Bank 0 98 98 135
of which: Non-core and Legacy 0 1 1 0
1 Intangible assets

mainly include customer

relationships, core

deposits, contractual

rights and the

fully amortized branch

network intangible asset

recognized in connection

with the acquisition

of PaineWebber
Group, Inc. in 2000.

2 Refer to Note 2

for more information about the

merger of UBS AG

and Credit Suisse AG.

3 Reflects the derecognition of

goodwill allocated to businesses

and intangible assets held

by
entities that have been disposed of.

4 In 2024, certain intangible assets were reclassified to Assets of disposal group held for sale. Refer to Note

29 for more information.

Estimated aggregated amortization expenses for intangible assets	USD m Intangible assets Estimated aggregated amortization expenses for: 2025 22 2026 22 2027 22 2028 17 2029 11 Thereafter 68 Not amortized due to indefinite useful life 3 Total 165